Ordinary dividends (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Ordinary Dividends

Amounts recognised as distributions to equity holders in the year:

	2017	2016	2015	2017	2016	2015
Per share	Pence per share			£m	£m	£m
2016 Final dividend	37.05p	28.78p	26.58p	467.2	368.5	343.2
2017 Interim dividend	22.70p	19.55p	15.91p	284.3	248.0	202.6
	59.75p	48.33p	42.49p	751.5	616.5	545.8

Proposed final dividend for the year ended 31 December 2017:

	2017	2016	2015
Per share	Pence per share
Final dividend	37.30p	37.05p	28.78p